Shareholder Report, Holdings (Details) - PRUDENTIAL'S GIBRALTAR FUND, INC.	Jun. 30, 2025
Holdings [Line Items]
Percent of Net Asset Value	101.50%
Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Affiliated Mutual Fund - Short-Term Investment (1.5% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%